Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Operating expenses
General and administration	$ 197,208	$ 305,338	$ 305,421
Professional, other fees and salaries	441,981	747,280	1,433,113
Stock-based compensation		140,612	442,206
Development expense (recovery)	(41,546)	(130,069)	147,008
Travel and entertainment	52,568	101,496	118,261
Amortization of property and equipment	3,175	3,922	3,992
Amortization of patents	152,962	156,960	133,785
Impairment of patents	223,143
Foreign exchange loss (gain)	(40,548)	(117,779)	343,210
Total operating expenses	988,943	1,207,760	2,926,996
Other expenses
Accretion expense	1,517,436	2,039,344	1,358,101
Interest expense	496,172	504,778	666,245
Financing costs	72,476	40,414
Gain on revaluation of derivative liabilities	(343,436)	(1,094,718)	(1,614,822)
Loss on conversion of convertible debentures	101,919	63,852	1,009,680
Gain on extinguishment of convertible debentures	(646)	(399,191)
Total other expenses	1,843,921	1,154,479	1,419,204
Loss before income tax provision	(2,832,864)	(2,362,239)	(4,346,200)
Income tax provision	0	0	0
Net loss and comprehensive loss	$ (2,832,864)	$ (2,362,239)	$ (4,346,200)
Weighted average number of outstanding shares, basic and diluted (in shares)	288,398,051	237,242,674	207,131,781
Basic and diluted loss per share (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.02)